Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party

During the years ended December 31, 2023, 2024 and 2025, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
Equity investees	Significant influence

Schedule of Transactions with Related Parties

(a) Transactions with related parties

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	22,052	18,453	53,401
Smart devices provided to NetEase Group	3,016	283	2,115
Online marketing services provided to NetEase Group	42,776	163,850	865,401
Other services provide to NetEase Group	7,084	7,084	6,444
Fixed assets provide to NetEase Group	737	638	5,167
Services and products purchased from NetEase Group and other related parties
Services purchased from NetEase Group	162,522	121,139	90,272
Services purchased from other related parties	17,785	10,023	—
Fixed assets purchased from NetEase Group	1,037	154	186
Loan related transactions
Interest expenses on loans from NetEase Group	69,472	73,090	62,972
Drawdown of long-term loans from NetEase Group	99,289	487,971	25,150
Repayment of long-term loans from NetEase Group	—	214,038	—
Equity related transactions
Share-based compensation under NetEase Plan	416	418	1,515

Schedule of Balances with Related Parties	Balances with related parties

	As of December 31,
	2024	2025
	RMB	RMB
Amounts due from NetEase Group	79,700	321,359
Amounts due to NetEase Group	21,997	22,818
Short-term loan from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	913,000	926,588